Significant Accounting Policies (Tables)	Nov. 18, 2019
Accounting Policies [Abstract]
Reconciliation of Total Cash, Restricted Cash and Equivalents
The following table provides a reconciliation of the total cash, restricted cash and equivalents reported within the Companies’ Consolidated Balance Sheets to the corresponding amounts reported within the Companies’ Consolidated Statements of Cash Flows for the three months ended March 31, 2019 and 2018:

	Cash, Restricted Cash and Equivalents at End of Period		Cash, Restricted Cash and Equivalents at Beginning of Period
	March 31, 2019	March 31, 2018	December 31, 2018	December 31, 2017
(millions)
Dominion Energy
Cash and cash equivalents	$422	$189	$268	$120
Restricted cash and equivalents (1)	205	145	123	65

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$627	$334	$391	$185

Virginia Power
Cash and cash equivalents	$14	$6	$29	$14
Restricted cash and equivalents (1)	9	10	9	10

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$23	$16	$38	$24

Dominion Energy Gas
Cash and cash equivalents (2)	$147	$38	$108	$18
Restricted cash and equivalents (1)	62	127	90	39

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$209	$165	$198	$57

(1)	Restricted cash and equivalent balances are presented within other current assets in the Companies’ Consolidated Balance Sheets.
(2)
At March 31, 2019, March 31, 2018, December 31, 2018 and December 31, 2017, Dominion Energy Gas had $4 million, $4 million, $9 million and $3 million of cash and cash equivalents included in current assets of discontinued operations, respectively.